Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Current Assets
Cash and cash equivalents	$ 27,121	$ 34,258	$ 21,967
Trade receivables, net	20,925	27,252	21,568
Other accounts receivables	3,603	8,710	7,867
Inventories	79,754	68,785	64,761
Total Current Assets	131,403	139,005	116,163
Non-Current Assets
Property, plant and equipment, net	26,496	26,157	26,098
Right-of-use assets	5,836	2,568	2,990
Intangible assets, Goodwill and other long-term assets	145,305	147,072	151,858
Contract assets	7,755	7,577	5,987
Total Non-Current Assets	185,392	183,374	186,933
Total Assets	316,795	322,379	303,096
Current Liabilities
Current maturities of bank loans	4,444	4,444	3,725
Current maturities of lease liabilities	1,438	1,016	1,017
Current maturities of other long term liabilities	29,414	29,708	19,095
Trade payables	26,210	32,917	11,682
Other accounts payables	7,350	7,585	6,670
Deferred revenues	419	35	40
Total Current Liabilities	69,275	75,705	42,229
Non-Current Liabilities
Bank loans	11,852	12,963	16,296
Lease liabilities	4,992	2,177	3,056
Contingent consideration	18,115	17,534	22,551
Other long-term liabilities	37,280	37,308	42,531
Deferred revenues			15
Employee benefit liabilities, net	473	672	1,268
Total Non-Current Liabilities	72,712	70,654	85,717
Shareholder’s Equity
Ordinary shares	11,736	11,734	11,728
Additional paid in capital net	210,665	210,495	210,269
Capital reserve due to translation to presentation currency	(3,490)	(3,490)	(3,490)
Capital reserve from hedges	(99)	(88)	12
Capital reserve from share-based payments	5,750	5,505	4,771
Capital reserve from employee benefits	539	348	(149)
Accumulated deficit	(50,293)	(48,484)	(47,991)
Total Shareholder’s Equity	174,808	176,020	175,150
Total Liabilities and Shareholder’s Equity	$ 316,795	$ 322,379	$ 303,096